Annual Total Returns - Fidelity® Total International Index Fund [BarChart] - 10.31 Fidelity Total International Index Fund PRO-11 - Fidelity® Total International Index Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2016
Fidelity Total International Index Fund
Bar Chart Table:
Annual Return 2017	27.63%
Annual Return 2018	(14.38%)
Annual Return 2019	21.48%